Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000254438
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Atlas America Fund
Without Sales Load [Member] | C000254438
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%
Bloomberg 7-10 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%